Intangible and Other Assets by Asset Class and Related Accumulated Amortization - Amortization Expense for Acquired Intangible Assets (Parenthetical) (Detail) (GEN-PROBE INCORPORATED [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
GEN-PROBE INCORPORATED [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
In-process research and development assets which had not commenced amortization		$ 7.9
Capitalized software assets which had not commenced amortization	$ 0.4